RELATED PARTY TRANSACTIONS AND BALANCES - Related party transactions (Details) - Related Party - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Purchases of Fixed Assets
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases	$ 236	$ 52,552	$ 89,106
Purchases of Raw Materials
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases	7	1,372	5,064
Sales
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases	77
Service fee
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases	260
Purchase-employee welfare supplies
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases	121
Nanjing Daqo Transformer | Purchases of Fixed Assets
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases		12,130	23,760
Nanjing Daqo Transformer | Purchases of Raw Materials
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases			47
Chongqing Daqo Tailai | Purchases of Fixed Assets
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases		28,670	28,252
Jiangsu Daqo Busbar | Purchases of Fixed Assets
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases		671
Jiangsu Daqo | Purchases of Fixed Assets
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases		7,847
Nanjing Daqo Electric | Purchases of Fixed Assets
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases	221	559	12,526
Nanjing Daqo Electric | Purchases of Raw Materials
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases		1,372
Zhenjiang Electric | Purchases of Fixed Assets
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases		20	1,505
Zhenjiang Electric | Purchases of Raw Materials
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases	3		5,017
Zhenjiang Electric | Sales
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases	77
Zhenjiang Moeller | Purchases of Fixed Assets
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases	7	630	8,755
Zhenjiang Daqo Intelligent | Purchases of Fixed Assets
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases	8	83	4,991
Electric Institute | Purchases of Fixed Assets
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases		997	7,107
Electric Institute | Service fee
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases	65
Nanjing Daqo Automation | Purchases of Fixed Assets
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases		$ 945	$ 2,210
Nanjing Yintailai Electric | Purchases of Raw Materials
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases	4
Nanjing Yintailai Electric | Service fee
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases	3
Saide Fire Protection | Service fee
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases	192
Jiangsu Changjiang Hotel | Purchase-employee welfare supplies
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases	82
Zhenjiang Daqo Agriculture | Purchase-employee welfare supplies
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases	34
Zhenjiang Daqo Tourism | Purchase-employee welfare supplies
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases	$ 5